Annual Total Returns- PIMCO Short-Term Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO Short-Term Portfolio - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.66%	2.93%	0.72%	0.86%	1.26%	2.52%	2.55%	1.68%	2.95%	2.40%